UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: September 30, 2010
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		    November 15, 2010

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              0
						     ----------
Form 13F Information Table Entry Total                       25
						     ----------
Form 13F Information Table Value Total	              $ 198,609
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp. Delawa	COM	      00766T100   10,604   437,089  SH	       SOLE NONE     437,089 	   0	0
Bank of New York Mellon Corp	COM	      064058100    3,203   122,568  SH	       SOLE NONE     122,568 	   0	0
Brooks Automation Inc.	        COM	      114340102    3,437   512,228  SH	       SOLE NONE     512,228 	   0	0
Computer Sciences Corp	        COM	      205363104    9,016   196,000  SH	       SOLE NONE     196,000 	   0	0
Covidien PLC	                SHS	      G2554F105    8,646   215,133  SH	       SOLE NONE     215,133 	   0	0
Ebay Inc.	                COM	      278642103   10,327   423,248  SH	       SOLE NONE     423,248 	   0	0
Endurance Specialty Holdgs Ltd  SHS	      G30397106	   3,143    78,963  SH	       SOLE NONE      78,963 	   0	0
Fidelity Natl. Info Serv.       COM	      31620M106   10,242   377,500  SH	       SOLE NONE     377,500 	   0	0
Fidelity National Financial, I  CL A	      31620R105    9,458   602,018  SH	       SOLE NONE     602,018 	   0	0
Global Defense Tech & Sys Inc.	COM	      37950B107      713    52,079  SH	       SOLE NONE      52,079 	   0	0
Hewlett-Packard Co.	        COM	      428236103    8,872   210,890  SH	       SOLE NONE     210,890 	   0	0
International Business Machs	COM	      459200101    6,256    46,640  SH	       SOLE NONE      46,640 	   0	0
Johnson & Johnson	        COM	      478160104    6,351   102,500  SH	       SOLE NONE     102,500 	   0	0
Lender Processing Services, Inc	COM	      52602E102   11,938   359,247  SH	       SOLE NONE     359,247 	   0	0
Nuance Communications, Inc,	COM	      67020Y100    1,533    98,000  SH	       SOLE NONE      98,000 	   0	0
Platinum Underwriters Hldgs	COM	      G7127P100    7,682   176,519  SH	       SOLE NONE     176,519 	   0	0
Primerica Inc.	                COM	      74164M108    8,177   402,000  SH	       SOLE NONE     402,000 	   0	0
Scotts Miracle Gro Co.	        CL A	      810186106   10,442   201,864  SH	       SOLE NONE     201,864 	   0	0
Spirit Aerosystems Holdgs Inc	COM CL A      848574109    6,838   343,100  SH	       SOLE NONE     343,100 	   0	0
SRA International Inc. 	        CL A	      78464R105    4,137   209,788  SH	       SOLE NONE     209,788 	   0	0
Tempur-Pedic International, Inc.COM	      88023U101   12,440   401,303  SH	       SOLE NONE     401,303 	   0	0
Thomson Reuters Corp.	        COM	      884903105    8,372   223,072  SH	       SOLE NONE     223,072 	   0	0
Tyco International Ltd.	        SHS	      H89128104    2,718    74,000  SH	       SOLE NONE      74,000 	   0	0
Ultra Clean Holdings, Inc.	COM	      90385V107   15,491 1,797,094  SH	       SOLE NONE   1,797,094 	   0	0
Verint Systems, Inc.	        COM	      92343X100   18,573   628,517  SH	       SOLE NONE     628,517 	   0	0
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